CG Variable Annuity
Separate Account

Financial Statements as of December 31, 2020 and for
the years ended December 31, 2020 and 2019 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Allstate Life Insurance Company and the
Management and Contract holders of
CG Variable Annuity Separate Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of CG Variable Annuity Separate Account (the “Account”) listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2021

We have served as the auditor of the Account since 1998.

Appendix A
CG Variable Annuity Separate Account

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I	December 31, 2020	For the Period April 30, 2020* to December 31, 2020	For the Period April 30, 2020* to December 31, 2020	For the Period April 30, 2020* to December 31, 2020
Invesco V.I. American Franchise Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Plus Bond Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Equity and Income Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Money Market Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Securities Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Managed Volatility Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Growth Series I	—	For the Period January 1, 2020 to April 30, 2020#	For the year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020#	Four Years ended December 31, 2019 and for the period January 1 2020 to April 30, 2020#
Invesco V.I. Technology Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Value Opportunities Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
* date represents commencement of operations
# represents the date the sub-account ceased operations

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco
	Oppenheimer V.I.	Invesco V.I.			Invesco V.I.
	Discovery Mid	American	Invesco V.I.	Invesco V.I.	Equity
	Cap Growth	Franchise	Core Equity	Core Plus Bond	and Income
	Series I*	Series I	Series I	Series I	Series I
ASSETS
Investments, at fair value	$1,834,276	$37,249,650	$30,398,451	$2,806,493	$1,896,626
Due from (to) Connecticut General Life Insurance Company	(200)	(9,146)	(736)	571	98
Total assets	$1,834,076	$37,240,504	$30,397,715	$2,807,064	$1,896,724
NET ASSETS
Accumulation units	$1,788,404	$35,410,871	$28,844,464	$2,691,633	$1,871,524
Contracts in payout (annuitization) period	45,672	1,829,633	1,553,251	115,431	25,200
Total net assets	$1,834,076	$37,240,504	$30,397,715	$2,807,064	$1,896,724
FUND SHARE INFORMATION
Number of shares	17,154	418,066	998,963	404,977	105,779
Cost of investments	$1,284,026	$20,112,585	$27,736,921	$2,766,253	$1,769,918
UNIT VALUE	$14.69	$40.31	$60.34	$23.98	$20.85

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco
	Oppenheimer V.I.	Invesco V.I.			Invesco V.I.
	Discovery Mid	American	Invesco V.I.	Invesco V.I.	Equity
	Cap Growth	Franchise	Core Equity	Core Plus Bond	and Income
	Series I*	Series I	Series I	Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$22,431	$372,353	$50,332	$41,907
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(14,166)	(404,789)	(359,074)	(36,307)	(23,599)
Administrative expense	(1,127)	(32,197)	(28,561)	(2,888)	(1,878)
Net investment income (loss)	(15,293)	(414,555)	(15,282)	11,137	16,430
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	399,431	5,275,318	4,928,828	702,753	676,746
Cost of investments sold	300,816	3,145,234	4,137,973	708,103	697,074
Realized gains (losses) on fund shares	98,615	2,130,084	790,855	(5,350)	(20,328)
Realized gain distributions	—	2,340,406	6,423,306	14,347	77,198
Net realized gains (losses)	98,615	4,470,490	7,214,161	8,997	56,870
Change in unrealized gains (losses)	550,250	7,306,060	(3,982,786)	215,369	27,105
Net realized and change in unrealized
gains (losses) on investments	648,865	11,776,550	3,231,375	224,366	83,975
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$633,572	$11,361,995	$3,216,093	$235,503	$100,405

(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the Funds during 2020.
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Government	Government	Invesco V.I.	International	Managed
	Money Market	Securities	High Yield	Growth	Volatility
	Series I	Series I	Series I	Series I	Series I
ASSETS
Investments, at fair value	$1,720,551	$1,376,152	$257,378	$12,143,559	$1,015,051
Due from (to) Connecticut General Life Insurance Company	371	91	—	234	774
Total assets	$1,720,922	$1,376,243	$257,378	$12,143,793	$1,015,825
NET ASSETS
Accumulation units	$1,677,556	$1,360,437	$257,378	$11,644,261	$931,845
Contracts in payout (annuitization) period	43,366	15,806	—	499,532	83,980
Total net assets	$1,720,922	$1,376,243	$257,378	$12,143,793	$1,015,825
FUND SHARE INFORMATION
Number of shares	1,720,551	114,298	48,931	285,596	86,905
Cost of investments	$1,720,551	$1,371,695	$261,563	$6,504,025	$1,167,911
UNIT VALUE	$12.52	$21.37	$19.16	$49.49	$28.84

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Government	Government	Invesco V.I.	International	Managed
	Money Market	Securities	High Yield	Growth	Volatility
	Series I	Series I	Series I	Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$3,277	$35,339	$14,455	$255,416	$20,684
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(21,723)	(18,230)	(3,414)	(134,870)	(12,281)
Administrative expense	(1,728)	(1,450)	(272)	(10,728)	(977)
Net investment income (loss)	(20,174)	15,659	10,769	109,818	7,426
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	924,700	359,483	95,194	1,231,838	135,226
Cost of investments sold	924,700	358,362	105,408	738,958	167,521
Realized gains (losses) on fund shares	—	1,121	(10,214)	492,880	(32,295)
Realized gain distributions	—	—	—	246,074	22,425
Net realized gains (losses)	—	1,121	(10,214)	738,954	(9,870)
Change in unrealized gains (losses)	—	51,812	(5,202)	452,830	(30,621)
Net realized and change in unrealized
gains (losses) on investments	—	52,933	(15,416)	1,191,784	(40,491)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(20,174)	$68,592	$(4,647)	$1,301,602	$(33,065)
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Mid Cap	Mid Cap	Invesco V.I.	Value
	Core Equity	Growth	Technology	Opportunities
	Series I	Series I*	Series I	Series I
ASSETS
Investments, at fair value	$1,369,070	$—	$445,776	$1,852,526
Due from (to) Connecticut General Life Insurance Company	1,142	—	—	972
Total assets	$1,370,212	$—	$445,776	$1,853,498
NET ASSETS
Accumulation units	$1,267,250	$—	$445,776	$1,752,712
Contracts in payout (annuitization) period	102,962	—	—	100,786
Total net assets	$1,370,212	$—	$445,776	$1,853,498
FUND SHARE INFORMATION
Number of shares	129,524	—	12,196	329,631
Cost of investments	$1,514,661	$—	$334,040	$2,205,624
UNIT VALUE	$33.40	$—	$47.82	$21.01

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Mid Cap	Mid Cap	Invesco V.I.	Value
	Core Equity	Growth	Technology	Opportunities
	Series I	Series I*	Series I	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$8,709	$—	$—	$6,055
Charges from: Connecticut General
Life Insurance Company:
Mortality and expense risk	(15,173)	(6,843)	(3,547)	(19,564)
Administrative expense	(1,207)	(544)	(282)	(1,556)
Net investment income (loss)	(7,671)	(7,387)	(3,829)	(15,065)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	177,547	1,659,789	37,974	238,510
Cost of investments sold	196,546	1,990,383	23,915	359,520
Realized gains (losses) on fund shares	(18,999)	(330,594)	14,059	(121,010)
Realized gain distributions	246,558	425,593	31,910	68,665
Net realized gains (losses)	227,559	94,999	45,969	(52,345)
Change in unrealized gains (losses)	(127,133)	(211,110)	55,974	89,461
Net realized and change in unrealized
gains (losses) on investments	100,426	(116,111)	101,943	37,116
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$92,755	$(123,498)	$98,114	$22,051

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco
	Oppenheimer V.I.	Invesco V.I.			Invesco V.I.
	Discovery Mid	American	Invesco V.I.	Invesco V.I.	Equity
	Cap Growth	Franchise	Core Equity	Core Plus Bond	and Income
	Series I*	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,293)	$(414,555)	$(15,282)	$11,137	$16,430
Net realized gains (losses)	98,615	4,470,490	7,214,161	8,997	56,870
Change in unrealized gains (losses)	550,250	7,306,060	(3,982,786)	215,369	27,105
Increase (decrease) in net assets from operations	633,572	11,361,995	3,216,093	235,503	100,405
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	867	2,544	—	—
Benefits	(54,889)	(1,065,582)	(1,376,137)	(213,471)	(69,050)
Payments on termination	(7,824)	(2,021,664)	(1,415,180)	(41,562)	(207,014)
Annuity account fee	(334)	(9,265)	(7,728)	(716)	(316)
Transfers among the sub-accounts and with the
Fixed Account - net	1,263,551	(1,440,741)	(1,349,659)	(96,623)	(312,541)
Increase (decrease) in net assets from
contract transactions	1,200,504	(4,536,385)	(4,146,160)	(352,372)	(588,921)
INCREASE (DECREASE) IN NET ASSETS	1,834,076	6,825,610	(930,067)	(116,869)	(488,516)
NET ASSETS AT BEGINNING OF PERIOD	—	30,414,894	31,327,782	2,923,933	2,385,240
NET ASSETS AT END OF PERIOD	$1,834,076	$37,240,504	$30,397,715	$2,807,064	$1,896,724
UNITS OUTSTANDING
Units outstanding at beginning of period	—	1,059,565	583,085	131,961	124,071
Units issued	153,775	11,204	7,995	13,889	3,541
Units redeemed	(28,933)	(146,738)	(87,329)	(28,833)	(36,660)
Units outstanding at end of period	124,842	924,031	503,751	117,017	90,952

(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the Funds during 2020.
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Government	Government	Invesco V.I.	International	Managed
	Money Market	Securities	High Yield	Growth	Volatility
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,174)	$15,659	$10,769	$109,818	$7,426
Net realized gains (losses)	—	1,121	(10,214)	738,954	(9,870)
Change in unrealized gains (losses)	—	51,812	(5,202)	452,830	(30,621)
Increase (decrease) in net assets from operations	(20,174)	68,592	(4,647)	1,301,602	(33,065)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,800	—	2,463	—
Benefits	(39,131)	(138,683)	(27,933)	(314,379)	(55,630)
Payments on termination	(785,362)	(34,088)	(11,340)	(223,657)	(21,909)
Annuity account fee	(642)	(345)	(122)	(2,581)	(296)
Transfers among the sub-accounts and with the
Fixed Account - net	1,568,646	64,037	(34,735)	(313,616)	31,513
Increase (decrease) in net assets from
contract transactions	743,511	(107,279)	(74,130)	(851,770)	(46,322)
INCREASE (DECREASE) IN NET ASSETS	723,337	(38,687)	(78,777)	449,832	(79,387)
NET ASSETS AT BEGINNING OF PERIOD	997,585	1,414,930	336,155	11,693,961	1,095,212
NET ASSETS AT END OF PERIOD	$1,720,922	$1,376,243	$257,378	$12,143,793	$1,015,825
UNITS OUTSTANDING
Units outstanding at beginning of period	78,840	69,416	17,882	265,740	36,902
Units issued	130,460	11,104	1,017	6,090	2,974
Units redeemed	(71,868)	(16,123)	(5,466)	(26,443)	(4,682)
Units outstanding at end of period	137,432	64,397	13,433	245,387	35,194
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Mid Cap	Mid Cap	Invesco V.I.	Value
	Core Equity	Growth	Technology	Opportunities
	Series I	Series I*	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,671)	$(7,387)	$(3,829)	$(15,065)
Net realized gains (losses)	227,559	94,999	45,969	(52,345)
Change in unrealized gains (losses)	(127,133)	(211,110)	55,974	89,461
Increase (decrease) in net assets from operations	92,755	(123,498)	98,114	22,051
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—
Benefits	(45,909)	(42,425)	(22,699)	(54,449)
Payments on termination	(33,127)	26,771	(8,140)	(107,531)
Annuity account fee	(295)	—	(78)	(352)
Transfers among the sub-accounts and with the
Fixed Account - net	4,762	(1,636,276)	178,928	(44,212)
Increase (decrease) in net assets from
contract transactions	(74,569)	(1,651,930)	148,011	(206,544)
INCREASE (DECREASE) IN NET ASSETS	18,186	(1,775,428)	246,125	(184,493)
NET ASSETS AT BEGINNING OF PERIOD	1,352,026	1,775,428	199,651	2,037,991
NET ASSETS AT END OF PERIOD	$1,370,212	$—	$445,776	$1,853,498
UNITS OUTSTANDING
Units outstanding at beginning of period	43,632	52,379	6,019	100,927
Units issued	3,052	22	4,179	744
Units redeemed	(5,689)	(52,401)	(875)	(13,485)
Units outstanding at end of period	40,995	—	9,323	88,186

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Equity	Government
	Franchise	Core Equity	Core Plus Bond	and Income	Money Market
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(402,579)	$(134,919)	$46,308	$23,400	$5,206
Net realized gains (losses)	6,071,549	4,635,926	(33,339)	157,251	—
Change in unrealized gains (losses)	3,117,508	2,818,690	249,592	136,810	—
Increase (decrease) in net assets from operations	8,786,478	7,319,697	262,561	317,461	5,206
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,200	—	—	—
Benefits	(409,020)	(366,074)	(81,757)	(29,267)	(22,120)
Payments on termination	(3,598,044)	(3,339,152)	(135,996)	(203,245)	(322,143)
Annuity account fee	(10,530)	(10,349)	(815)	(460)	(647)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,218,027)	(716,290)	50,709	653,011	(48,563)
Increase (decrease) in net assets from
contract transactions	(5,235,621)	(4,427,665)	(167,859)	420,039	(393,473)
INCREASE (DECREASE) IN NET ASSETS	3,550,857	2,892,032	94,702	737,500	(388,267)
NET ASSETS AT BEGINNING OF PERIOD	26,864,037	28,435,750	2,829,231	1,647,740	1,385,852
NET ASSETS AT END OF PERIOD	$30,414,894	$31,327,782	$2,923,933	$2,385,240	$997,585
UNITS OUTSTANDING
Units outstanding at beginning of period	1,262,590	673,348	139,901	101,773	110,097
Units issued	4,232	6,635	7,257	42,054	33,625
Units redeemed	(207,257)	(96,898)	(15,197)	(19,756)	(64,882)
Units outstanding at end of period	1,059,565	583,085	131,961	124,071	78,840

(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the Funds during 2020.
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Invesco V.I.	International	Managed	Mid Cap
	Securities	High Yield	Growth	Volatility	Core Equity
	Series I	Series I	Series I	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$15,113	$14,409	$20,281	$(78)	$(11,509)
Net realized gains (losses)	(10,289)	1,393	1,542,337	24,061	137,957
Change in unrealized gains (losses)	62,133	25,778	1,111,781	142,216	150,791
Increase (decrease) in net assets from operations	66,957	41,580	2,674,399	166,199	277,239
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,600	—	4,200	—	—
Benefits	(225)	(11,985)	(235,186)	(23,088)	(44,005)
Payments on termination	(74,058)	(60,633)	(671,589)	(47,860)	(90,627)
Annuity account fee	(416)	(138)	(3,223)	(345)	(383)
Transfers among the sub-accounts and with the
Fixed Account - net	(117,223)	228	(721,396)	(13,569)	(21,823)
Increase (decrease) in net assets from
contract transactions	(188,322)	(72,528)	(1,627,194)	(84,862)	(156,838)
INCREASE (DECREASE) IN NET ASSETS	(121,365)	(30,948)	1,047,205	81,337	120,401
NET ASSETS AT BEGINNING OF PERIOD	1,536,295	367,103	10,646,756	1,013,875	1,231,625
NET ASSETS AT END OF PERIOD	$1,414,930	$336,155	$11,693,961	$1,095,212	$1,352,026
UNITS OUTSTANDING
Units outstanding at beginning of period	78,870	21,868	306,876	39,963	49,122
Units issued	2,380	133	2,201	293	68
Units redeemed	(11,834)	(4,119)	(43,337)	(3,354)	(5,558)
Units outstanding at end of period	69,416	17,882	265,740	36,902	43,632
See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.		Invesco V.I.
	Mid Cap	Invesco V.I.	Value
	Growth	Technology	Opportunities
	Series I*	Series I	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,316)	$(4,927)	$(22,105)
Net realized gains (losses)	291,910	89,141	372,610
Change in unrealized gains (losses)	194,554	9,901	140,924
Increase (decrease) in net assets from operations	463,148	94,115	491,429
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—
Benefits	(32,854)	(47,080)	(51,662)
Payments on termination	(122,374)	(182,994)	(119,798)
Annuity account fee	(347)	(65)	(496)
Transfers among the sub-accounts and with the
Fixed Account - net	156	(27,982)	(42,015)
Increase (decrease) in net assets from
contract transactions	(155,419)	(258,121)	(213,971)
INCREASE (DECREASE) IN NET ASSETS	307,729	(164,006)	277,458
NET ASSETS AT BEGINNING OF PERIOD	1,467,699	363,657	1,760,533
NET ASSETS AT END OF PERIOD	$1,775,428	$199,651	$2,037,991
UNITS OUTSTANDING
Units outstanding at beginning of period	57,385	14,695	112,342
Units issued	3,114	7	240
Units redeemed	(8,120)	(8,683)	(11,655)
Units outstanding at end of period	52,379	6,019	100,927

See notes to financial statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
CG Variable Annuity Separate Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Connecticut General Life Insurance Company (“CG Life”). The assets of the Account are legally segregated from those of CG Life. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). CG Life has an administrative services agreement (the “Agreement”) with Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (“Lincoln Companies”), whereby Lincoln Companies agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Subsequent to entering into the Agreement with CG Life, Lincoln Companies entered into an administrative services agreement (the “Subsequent Agreement”) with Allstate Life Insurance Company (“ALIC”) and Allstate Life Insurance Company of New York (“ALNY”), whereby Lincoln Companies appointed ALIC and ALNY as administrators of the contracts. The obligations of ALIC and ALNY under the Subsequent Agreement are to Lincoln Companies and Lincoln Companies continue to be responsible for all terms and conditions of the Agreement.
On June 1, 2006, ALIC and ALNY appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC, ALNY and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to ALIC and ALNY. ALIC and ALNY continue to be responsible for all terms and conditions of the Subsequent Agreement. The Agreement, Subsequent Agreement and Sub-contracting Agreement do not extinguish CG Life’s obligations to the variable annuity contractholders. CG Life is responsible for all contract terms and conditions of the underlying variable annuities.
CG Life issued the Invesco/CIGNA Heritage Variable Annuity and Invesco/CIGNA Heritage Variable Annuity NY contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein CG Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Fund" or "Funds") in which they invest:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I*	Invesco V.I. High Yield Series I
Invesco V.I. American Franchise Series I	Invesco V.I. International Growth Series I
Invesco V.I. Core Equity Series I	Invesco V.I. Managed Volatility Series I
Invesco V.I. Core Plus Bond Series I	Invesco V.I. Mid Cap Core Equity Series I
Invesco V.I. Equity and Income Series I	Invesco V.I. Mid Cap Growth Series I*
Invesco V.I. Government Money Market Series I	Invesco V.I. Technology Series I
Invesco V.I. Government Securities Series I	Invesco V.I. Value Opportunities Series I
(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the funds during 2020.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the CG Life general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Subsequent Event - On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to sell ALIC and certain affiliates, including the Account, to Antelope US Holdings Company, a Delaware corporation and an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions. There will be no change in the administrator.

2. Portfolio Changes
The following sub-account was opened during the year ended December 31, 2020:

Date:	Fund Name:
April 30, 2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of CG Life. CG Life is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return is 3.00%. The mortality risk is fully borne by CG Life and may result in additional amounts being transferred into the Account by CG Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from CG Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to CG Life. A payable is established for amounts payable to CG Life from the sub-accounts but not yet paid. The changes in mortality risks are included in “Benefits” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Contingent Deferred Sales Charge - In the event of withdrawal of the account value, a withdrawal charge may be imposed. The withdrawal charge is 7.00% of the amount withdrawn prior to the second anniversary of any purchase payment and is reduced by 1.00% each year in years 2 through 7. In year 8 and subsequent, there is no contingent deferred sales charge. The contingent deferred sales charge is recognized as a redemption of units and is included in "Payments on termination" on the Statements of Changes in Net Assets.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Mortality and Expense Risk Charge - CG Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.25% per annum of the average daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.
Administrative Expense Charge - CG Life deducts administrative expense charges daily at a rate equal to 0.10% per annum of the average daily net assets of the Account. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Annuity Account Fee - CG Life deducts an annual maintenance charge of $35 on the last valuation date of each calendar year. This charge will be waived if total deposits are $100,000 or more on the last valuation date of that year. These charges are recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2020 was as follows:

Purchases

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I*	$1,584,843
Invesco V.I. American Franchise Series I	2,673,929
Invesco V.I. Core Equity Series I	7,191,428
Invesco V.I. Core Plus Bond Series I	375,293
Invesco V.I. Equity and Income Series I	181,355
Invesco V.I. Government Money Market Series I	1,647,664
Invesco V.I. Government Securities Series I	267,771
Invesco V.I. High Yield Series I	31,832
Invesco V.I. International Growth Series I	735,727
Invesco V.I. Managed Volatility Series I	117,982
Invesco V.I. Mid Cap Core Equity Series I	340,723
Invesco V.I. Mid Cap Growth Series I*	426,065
Invesco V.I. Technology Series I	214,066
Invesco V.I. Value Opportunities Series I	84,595
(*) See Note 2 for disclosure of changes in sub-accounts and to the name of the funds during 2020.

7. Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Funds, and total return ratios by sub-account is presented below for each of the five years in the period ended December 31, 2020.
Items in the following table are notated as follows:
* Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

** Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Units	Accumulation	Net Assets	Investment	Expense	Total
	(000s)	Unit Value	(000s)	Income Ratio*	Ratio**	Return***

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I (sub-account launched on April 30, 2020)
2020	125	$14.69	$1,834	—%	1.35%	46.93%

	Invesco V.I. American Franchise Series I
2020	924	40.31	37,241	0.07	1.35	40.44
2019	1,060	28.71	30,415	—	1.35	34.91
2018	1,263	21.28	26,864	—	1.35	(4.93)
2017	1,401	22.38	31,366	0.08	1.35	25.63
2016	1,587	17.81	28,270	—	1.35	0.89

	Invesco V.I. Core Equity Series I
2020	504	60.34	30,398	1.30	1.35	12.32
2019	583	53.73	31,328	0.92	1.35	27.23
2018	673	42.23	28,436	0.88	1.35	(10.62)
2017	752	47.25	35,551	1.02	1.35	11.65
2016	832	42.32	35,198	0.74	1.35	8.78

	Invesco V.I. Core Plus Bond Series I
2020	117	23.98	2,807	1.74	1.35	8.24
2019	132	22.16	2,924	2.96	1.35	9.57
2018	140	20.22	2,829	3.62	1.35	(3.69)
2017	161	21.00	3,384	3.31	1.35	4.91
2016	189	20.01	3,785	4.28	1.35	5.22

	Invesco V.I. Equity and Income Series I
2020	91	20.85	1,897	2.24	1.35	8.47
2019	124	19.22	2,385	2.55	1.35	18.74
2018	102	16.19	1,648	2.26	1.35	(10.73)
2017	119	18.14	2,160	1.54	1.35	9.54
2016	144	16.56	2,391	1.79	1.35	13.58

	Invesco V.I. Government Money Market Series I
2020	137	12.52	1,721	0.19	1.35	(1.06)
2019	79	12.65	998	1.89	1.35	0.52
2018	110	12.59	1,386	1.56	1.35	0.17
2017	84	12.57	1,057	0.57	1.35	(0.79)
2016	150	12.67	1,897	0.09	1.35	(1.25)

	Invesco V.I. Government Securities Series I
2020	64	21.37	1,376	2.44	1.35	4.84
2019	69	20.38	1,415	2.39	1.35	4.64
2018	79	19.48	1,536	2.18	1.35	(0.80)
2017	90	19.64	1,775	2.02	1.35	0.58
2016	100	19.52	1,957	2.05	1.35	(0.13)

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,			For the year ended December 31,

	Units		Net Assets	Investment	Expense	Total
	(000s)	Unit Value	(000s)	Income Ratio*	Ratio**	Return***

	Invesco V.I. High Yield Series I
2020	13	$19.16	$257	5.33%	1.35%	1.92%
2019	18	18.80	336	5.44	1.35	11.98
2018	22	16.79	367	4.87	1.35	(4.66)
2017	27	17.61	468	3.73	1.35	4.87
2016	34	16.79	570	4.12	1.35	9.72

	Invesco V.I. International Growth Series I
2020	245	49.49	12,144	2.38	1.35	12.46
2019	266	44.01	11,694	1.54	1.35	26.84
2018	307	34.69	10,647	2.02	1.35	(16.13)
2017	329	41.37	13,615	1.45	1.35	21.35
2016	363	34.09	12,383	1.38	1.35	(1.79)

	Invesco V.I. Managed Volatility Series I
2020	35	28.84	1,016	2.12	1.35	(2.82)
2019	37	29.68	1,095	1.35	1.35	16.98
2018	40	25.37	1,014	1.65	1.35	(12.21)
2017	43	28.90	1,237	1.30	1.35	9.07
2016	60	26.49	1,578	1.76	1.35	9.13

	Invesco V.I. Mid Cap Core Equity Series I
2020	41	33.40	1,370	0.72	1.35	7.77
2019	44	30.99	1,352	0.49	1.35	23.59
2018	49	25.07	1,232	0.50	1.35	(12.55)
2017	53	28.67	1,526	0.48	1.35	13.37
2016	68	25.29	1,723	0.07	1.35	11.91

	Invesco V.I. Mid Cap Growth Series I (sub-account merged on April 30, 2020)
2020	—	31.89	—	—	1.35	(5.93)
2019	52	33.90	1,775	—	1.35	32.53
2018	57	25.58	1,468	—	1.35	(6.86)
2017	59	27.46	1,627	—	1.35	20.84
2016	63	22.72	1,430	—	1.35	(0.60)

	Invesco V.I. Technology Series I
2020	9	47.82	446	—	1.35	44.15
2019	6	33.17	200	—	1.35	34.05
2018	15	24.75	364	—	1.35	(1.80)
2017	16	25.20	393	—	1.35	33.32
2016	17	18.90	322	—	1.35	(2.09)

	Invesco V.I. Value Opportunities Series I
2020	88	21.01	1,853	0.39	1.35	4.03
2019	101	20.19	2,038	0.23	1.35	28.85
2018	112	15.67	1,761	0.32	1.35	(20.27)
2017	120	19.66	2,365	0.38	1.35	15.86
2016	136	16.97	2,304	0.39	1.35	16.74